Document and Entity Information	May 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41686
Entity Registrant Name	Peakstone Realty Trust
Entity Central Index Key	0001600626
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	46-4654479
Entity Address, Address Line One	225 Liberty Street, Floor 8
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
City Area Code	212
Local Phone Number	417-7000
Title of 12(b) Security	Common shares, $0.001 par value per share
Trading Symbol	PKST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false